SUPPLEMENT DATED MAY 23, 2022
     TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2022
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              AMERICAN GENERAL LIFE INSURANCE COMPANY

               VARIABLE ANNUITY ACCOUNT SEVEN

          Polaris Platinum O-Series Variable Annuity
               with Polaris Income Daily Edge
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This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the Polaris Income Daily Edge Living Benefit feature. All previous rates are included in an appendix to the prospectus and available on www.aig.com/ProductProspectuses.

This Rate Sheet Supplement provides the current initial annual fee rate, Income Growth Rate, and Income Percentages for Polaris Income Daily Edge Living Benefit effective on or after May 23, 2022. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 2, 2022. If you need a copy of the current Rate Sheet Supplement or Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790.

The percentages listed below apply to applications signed on or after May 23, 2022. In order to get these terms, your application must be signed and in Good Order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in Good Order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract. Please note that your annual fee rate can change after the first Benefit Year subject to the minimum and maximum in effect at the time of contract issue, as described in the prospectus.

The percentages listed in this Rate Sheet Supplement can be superseded at any time. At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185790.


                 POLARIS INCOME DAILY EDGE

                 Initial Annual Fee Rate
                 -----------------------
Calculated as percentage of the Purchase Payments reduced by the Adjustment Factor (as defined in the Optional Living Benefit section in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rates as described in the prospectus.


             --------------------------------
                                  Initial Fee
             --------------------------------
             One Covered Person      1.60%
             --------------------------------
             Two Covered Persons     1.60%




                   Income Growth Rate
                   ------------------
         The annual Income Growth Rate is 7.00%
       (only available during the Income Growth Period)



                  Income Percentages Table
                  ------------------------

---------------------------------     ----------------------------------
Covered Person(s) Age as                      Income Percentage(2)
of Contract Date and/or upon          ----------------------------------
allocation of Subsequent                One Covered        Two Covered
Purchase Payment,if applicable(1)         Person             Persons
---------------------------------      ------------        -------------
Age 45 and older but before Age 46         2.75%              2.25%
----------------------------------     ------------        -------------
Age 46 and older but before Age 47         2.90%              2.40%
----------------------------------     ------------        -------------
Age 47 and older but before Age 48         3.05%              2.55%
----------------------------------     ------------        -------------
Age 48 and older but before Age 49         3.20%              2.70%
----------------------------------     -------------       -------------
Age 49 and older but before Age 50         3.35%              2.85%
----------------------------------     -------------       -------------
Age 50 and older but before Age 51         3.50%              3.00%
----------------------------------     -------------       -------------
Age 51 and older but before Age 52         3.65%              3.15%
----------------------------------     -------------       -------------
Age 52 and older but before Age 53         3.80%              3.30%
----------------------------------     -------------       -------------
Age 53 and older but before Age 54         3.95%              3.45%
----------------------------------     -------------       -------------
Age 54 and older but before Age 55         4.10%              3.60%
----------------------------------     -------------       -------------
Age 55 and older but before Age 56         4.25%              3.75%
----------------------------------     -------------       -------------
Age 56 and older but before Age 57         4.40%              3.90%
----------------------------------     -------------       -------------
Age 57 and older but before Age 58         4.55%              4.05%
----------------------------------     -------------       -------------
Age 58 and older but before Age 59         4.70%              4.20%
----------------------------------     -------------       -------------
Age 59 and older but before Age 60         4.85%              4.35%
----------------------------------     -------------       -------------
Age 60 and older but before Age 61         5.00%              4.50%
----------------------------------     -------------       -------------
Age 61 and older but before Age 62         5.10%              4.60%
----------------------------------     -------------       -------------
Age 62 and older but before Age 63         5.20%              4.70%
----------------------------------     -------------       -------------
Age 63 and older but before Age 64         5.30%              4.80%
----------------------------------     -------------       -------------
Age 64 and older but before Age 65         5.40%              4.90%
----------------------------------     -------------       -------------
Age 65 and older but before Age 66         5.50%              5.00%
----------------------------------     -------------       -------------
Age 66 and older but before Age 67         5.55%              5.05%
----------------------------------     -------------       -------------
Age 67 and older but before Age 68         5.60%              5.10%
----------------------------------     -------------       -------------
Age 68 and older but before Age 69         5.65%              5.15%
----------------------------------     -------------       -------------
Age 69 and older but before Age 70         5.70%              5.20%
----------------------------------     -------------       -------------
Age 70 and older but before Age 71         5.75%              5.25%
----------------------------------     -------------       -------------
Age 71 and older but before Age 72         5.80%              5.30%
----------------------------------     -------------       -------------
Age 72 and older but before Age 73         5.85%              5.35%
----------------------------------     -------------       -------------
Age 73 and older but before Age 74         5.90%              5.40%
----------------------------------     -------------       -------------
Age 74 and older but before Age 75         5.95%              5.45%
----------------------------------     --------------      -------------
Age 75 and older but before Age 76         6.00%              5.50%
----------------------------------     --------------      -------------
Age 76 and older but before Age 77         6.05%              5.55%
----------------------------------     --------------      -------------
Age 77 and older but before Age 78         6.10%              5.60%
----------------------------------     --------------      -------------
Age 78 and older but before Age 79         6.15%              5.65%
----------------------------------     --------------      -------------
Age 79 and older but before Age 80         6.20%              5.70%
----------------------------------     --------------      -------------
       Age 80 and older                    6.25%              5.75%
----------------------------------     --------------      -------------

(1) If there are two Covered Persons, the Income Percentage is based on the Age of the younger Covered Person.
(2) The Income Percentage referenced in the table above that corresponds to the Covered Person's Age upon allocation of each Subsequent Purchase Payment is used to calculate the upcoming Guaranteed Lifetime Income Percentage based on the amount of each Subsequent Purchase Payment.


         Please keep this Supplement with your prospectus